UNSECURED NOTES PAYABLE (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jan. 31, 2019	Jun. 30, 2021	Mar. 31, 2021	Oct. 31, 2020	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Aggregate principal amount of Unsecured Notes						$ 200
Issuance of unsecured notes, description			The holders of the SalvaRx Notes received $7,500 of warrants in respect of each $10 thousand of principal issued. The warrants vest in the event of a qualifying transaction and are exercisable at a 30% discount to the implied valuation of SalvaRx.
Financial liabilities, at fair value			$ 2,500
Shares received			363,718
Loss On Extinguishment Of Debt			$ 220	$ 223
Portage [Member]
IfrsStatementLineItems [Line Items]
Number of exercise of warrants issued					12,083,395
Number of exercise of warrants outstanding					49,701
SalvaRx [Member]
IfrsStatementLineItems [Line Items]
Aggregate principal amount of Unsecured Notes		$ 3,960
Unsecured Notes interest		7.00%
Payment for settlement	$ 1,770
Warrants exercised	397,604
Exercise Price	$ 6.64
Contractual value of warrants exercised description	The Company accounted for the contractual value of the exercised and outstanding warrants of $2.64 million (397,604 shares at $6.64 per share) as accrued equity issuable at September 30, 2020. The Company also recorded a loss of $1.26 million during the year ended March 31, 2021, to recognize the discount between the fair value of the underlying shares on October 13, 2020, the settlement date, ($9.80 per share) and the warrant exercise (contract) price of $6.64 per share.
Loss On Extinguishment Of Debt				223
Acquistion, description		Company assumed $2.0 million of 7% convertible notes issued by iOx, a wholly owned subsidiary of SalvaRx (the “Convertible Notes”), of which the Company holds $1.9 million.
Iox [Member]
IfrsStatementLineItems [Line Items]
Loss On Extinguishment Of Debt
Issue of convertible instruments		$ 2,000